Commitments and contingent liabilities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011 LegalMatter		Dec. 31, 2010		Dec. 31, 2009	Jan. 18, 2008
Commitments and Contingencies Disclosure [Line Items]
Lending commitment maturing in less than one year	$ 9,900,000,000
Lending commitment maturing in one to five years	18,300,000,000
Lending commitment maturing over five years	200,000,000
SBLCs collateralized with cash and securities	485,000,000		628,000,000
SBLCs expiring within one year	2,200,000,000
SBLCs expiring within one to five years	4,300,000,000
SBLCs expiring over five years	200,000,000
Allowance for lending related commitments	103,000,000		73,000,000
Commercial Letters of Credit	437,000,000		512,000,000
Maximum maturities of prearranged contract for a securities lending transaction (in days)	90 days		90 days
Custody cash on deposit at other institutions as a result of GIS acquisition	400,000,000
Future minimum rental commitments under noncancelable operating leases, net of related sublease revenue for 2012	318,000,000
Future minimum rental commitments under noncancelable operating leases, net of related sublease revenue for 2013	306,000,000
Future minimum rental commitments under noncancelable operating leases, net of related sublease revenue for 2014	249,000,000
Future minimum rental commitments under noncancelable operating leases, net of related sublease revenue for 2015	205,000,000
Future minimum rental commitments under noncancelable operating leases, net of related sublease revenue for 2016	189,000,000
Future minimum rental commitments under noncancelable operating leases, net of related sublease revenue for 2017 through 2031	798,000,000
Legal proceedings loss contingency, range of possible loss, maximum	1,050,000,000
Number of cases regarding customer losses in the securities lending program seeking to proceed as a class action	3
Number of court actions that most of the Madoff cases have been consolidated into	2
Cash collateralization percentage generally required for a securities lending transaction with indemnification against broker default	102.00%		102.00%
Securities lending indemnifications, secured amount of collateral	276,000,000,000		285,000,000,000
Net rent expense for premises and equipment	350,000,000		314,000,000		327,000,000
Bank filed a proof of claim on Jan. 18, 2008 in the Chapter 11 bankruptcy of Sentinel Management Group, Inc. (Sentinel), seeking to recover approximate amount loaned to Sentinel						312,000,000
Number of institutional customers filing lawsuits regarding the sale of Auction Rate Securities to them	2
Number of customers filing an arbitration proceeding in the auction rate securities matter	2
Claim for rescission of auction rate securities transactions	67,000,000
Standby letters of credit
Commitments and Contingencies Disclosure [Line Items]
Potential exposure of off-balance sheet credit risks	6,707,000,000	[1]	8,483,000,000	[1]
Securities lending indemnifications
Commitments and Contingencies Disclosure [Line Items]
Potential exposure of off-balance sheet credit risks	268,812,000,000		278,069,000,000
Fee revenue from securities lending transactions	183,000,000		150,000,000
Support agreements
Commitments and Contingencies Disclosure [Line Items]
Potential exposure of off-balance sheet credit risks	63,000,000		116,000,000
Germany
Commitments and Contingencies Disclosure [Line Items]
Number of lawsuits filed in Germany related to options transactions on behalf of German broker-dealer clients	100
United Kingdom
Commitments and Contingencies Disclosure [Line Items]
The total amount of disputed tax assessments for the life of a transaction, covering the period from 2001 - 2006 related to foreign tax credits	$ 900,000,000

[1]	Net of participations totaling $1.2 billion at Dec. 31, 2011 and $1.7 billion at Dec. 31, 2010 .